Gain on sale of assets (Tables)	12 Months Ended
Dec. 31, 2011
Gain on sale of assets [Abstract]
Gain on sale of assets
The Company has recognized the following gains and losses on sales of assets:

(In millions of US dollar)	Net proceeds	Book value on disposal	Gain/Loss
Year ended December 31, 2011:
Sale of jack-up West Juno	248	226	22
Total for year ended December 31, 2011	248	226	22
Year ended December 31, 2010:
Sale of Jack-up rig West Larissa	55	29	26
Total for year ended December 31, 2010	55	29	26

Year ended December 31, 2009:
Sale of jack-up rig West Ceres	178	157	21
Gain on disposal of jack-up rig West Atlas	200	142	58
Gain on sale of Seadrill's share in Chestnut field	4	0	4
Loss related to jack-up newbuild*	11	23	(12)
Total for year ended December 31, 2009	393	322	71

* Loss incurred due to the PPL yard exercising their option to purchase the construction contract for one jack-up rig.